RELATED PARTY LOANS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Iqi Media Inc [Member]
Statement [Line Items]
Related party loans	$ 58,350	$ 51,550	$ 26,500